Goldman Sachs Trust

Goldman Sachs Domestic Equity Funds Prospectus

Goldman Sachs Balanced Fund

(Class A, B and C Shares)

Supplement Dated May 1, 2006 to the

Prospectus Dated December 29, 2005

     The Prospectus is amended by this Supplement to reflect: (1) a change in the management of the equity investments of the Goldman Sachs Balanced Fund (the “Fund”); (2) a change in the portfolio managers for the Fund’s equity investments; and (3) a voluntary waiver of a portion of the management fee by the Investment Adviser effective May 1, 2006, equal to 0.10% of the Fund’s average daily net assets. This fee waiver may be modified or terminated at any time at the option of the Investment Adviser.

I.	Management Change

     The following information replaces the information under “Principal Investment Strategies — Equity Investments” on page 4 of the Prospectus:

     The Fund invests, under normal circumstances, between 45% and 65% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments. Generally, the Fund will make equity investments in large-cap U.S. issuers (including foreign issuers that are traded in the United States) with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of the S&P 500 at the time of investment. Normally, the Fund will seek to hold certain of the higher dividend paying stocks within respective industries and sectors while still maintaining industry and sector weights that are similar to those of the S&P 500 Index. The Investment Adviser will use proprietary quantitative techniques, including a risk model, and a transactions cost model, in managing the Fund’s equity investments.

     For the Fund, the Investment Adviser’s quantitative style of funds management emphasizes two building blocks of active management: portfolio construction and efficient implementation.

Step 1: Portfolio Construction

     A proprietary risk model, which attempts to identify and measure the comparative risks between equity investments as accurately as possible, is used by the Investment Adviser. In this process, the Investment Adviser seeks to manage risk by overweighting stocks with positive characteristics identified in the risk model and underweighting stocks with negative characteristics relative to their benchmark weights, while maintaining other characteristics such as size and sector weights close to the benchmark. A computer optimizer evaluates many different security combinations (considering many possible weightings) in an effort to construct the most efficient risk/return portfolio given the Fund’s equity benchmark.

Step 2: Efficient Implementation

     The equity portfolio management team considers transaction costs at each step of the investment process. The team incorporates expected portfolio turnover when assigning weights to its variables of the multifactor model. The team also factors expected execution costs into portfolio construction and evaluates multiple trading options. The team then selects the trading strategy it believes will minimize the total transaction costs to the Fund.

II.	Portfolio Managers

     The persons listed on pages 58 through 61 of the Prospectus as portfolio managers of the Fund are replaced by the following persons as the Fund’s equity portfolio managers.

Quantitative Equity Team

•	A stable and growing team supported by an extensive internal staff

•	Access to the research ideas of Goldman Sachs’ renowned Global Investment Research Department

•	More than $80 billion in equities currently under management including $48 billion in U.S. equities

•	Proprietary research on quantitative models and tax-advantaged strategies

Quantitative Equity Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Don Mulvihill Managing Director	Senior Portfolio Manager – Balanced	Since 2006	Mr. Mulvihill joined the Investment Adviser in 1985 as a portfolio manager. In 1991 he joined the Fixed Income team in London as a portfolio manager, and in 1992 he became President of Goldman Sachs Asset Management, Japan. Mr. Mulvihill joined the Quantitative Equity team in 1999.
Robert C. Jones Chief Investment Officer Managing Director	Senior Portfolio Manager – Balanced	Since 2006	Mr. Jones joined the Investment Adviser as a portfolio manager in 1989.

     Don Mulvihill is the Senior Portfolio Manager responsible for taxable portfolios, and is responsible for the Fund’s portfolio management process, including setting research priorities and client contact. Robert C. Jones serves as Chair of the Quantitative Equity (“QE”) Investment Policy Committee, which oversees portfolio management process. The computer optimizer constructs the portfolio and no one person on the team has a subjective override of the computer optimizer process.

III.	Fund Fees and Expenses

     The following information replaces the corresponding information on pages 38 and 49 to 51 under “Fund Fees and Expenses” (Class A, B and C Shares) as it relates to the Fund:

Fund Fees and Expenses (Class A, B and C shares)

     This table describes the fees and expenses that you would pay if you buy and hold Class A, Class B, or Class C Shares of the Fund.

	Balanced Fund

	Class A		Class B		Class C

Shareholder Fees (Fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[5]
Management Fees[5]	0.65%		0.65%		0.65%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[6]*	0.41%		0.41%		0.41%

Total Fund Operating Expenses*	1.31%		2.06%		2.06%

See pages 49-51 for all other footnotes

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the Fund are as set forth below. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Balanced Fund

	Class	Class	Class
	A	B	C

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)[5]
Management Fees[5]	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[6]	0.25%	0.25%	0.25%

Total Fund Operating Expenses (after current waivers and expense limitations)	1.05%	1.80%	1.80%

     Footnote 5 on page 49 is supplemented with the following:

     Effective May 1, 2006, the Investment Adviser has voluntarily agreed to waive a portion of its management fees equal to 0.10% of the Balanced Fund’s average daily net assets.

     The Balanced Fund information on page 50 is replaced by the following:

Management
	Fee Annual	Average Daily
Fund	Rate*	Net Assets

Balanced	0.65%	First $1 Billion
	0.59	Next $1 Billion
	0.56	Over $2 Billion

*	Effective May 1, 2006, the Investment Adviser has voluntarily agreed to waive a portion of its management fees equal to 0.10% of the Balanced Fund’s average daily net assets.

Management Fees

     The Balanced Fund information on pages 56 and 57 is replaced by the following:

     As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of the Fund’s average daily net assets):

Actual Rate
For the Fiscal
	Contractual	Average Daily	Year Ended
Fund	Rate**	Net Assets	August 31, 2005

Balanced	0.65%	First $1 Billion	0.65%
	0.59%	Next $1 Billion
	0.56%	Over $2 Billion

**	Effective May 1, 2006, the Investment Adviser has voluntarily agreed to waive a portion of its management fees equal to 0.10% of the Balanced Fund’s average daily net assets.

BALSTCKABC 5-06 536882

Goldman Sachs Trust

Goldman Sachs Domestic Equity Funds Prospectus

Goldman Sachs Balanced Fund

(Institutional Shares)

Supplement Dated May 1, 2006 to the

Prospectus Dated December 29, 2005

     The Prospectus is amended by this Supplement to reflect: (1) a change in the management of the equity investments of the Goldman Sachs Balanced Fund (the “Fund”); (2) a change in the portfolio managers for the Fund’s equity investments; and (3) a voluntary waiver of a portion of the management fee by the Investment Adviser effective May 1, 2006, equal to 0.10% of the Fund’s average daily net assets. This fee waiver may be modified or terminated at any time at the option of the Investment Adviser.

I. Management Change

     The following information replaces the information under “Principal Investment Strategies — Equity Investments” on page 4 of the Prospectus:

     The Fund invests, under normal circumstances, between 45% and 65% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments. Generally, the Fund will make equity investments in large-cap U.S. issuers (including foreign issuers that are traded in the United States) with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of the S&P 500 at the time of investment. Normally, the Fund will seek to hold certain of the higher dividend paying stocks within respective industries and sectors while still maintaining industry and sector weights that are similar to those of the S&P 500 Index. The Investment Adviser will use proprietary quantitative techniques, including a risk model, and a transactions cost model, in managing the Fund’s equity investments.

     For the Fund, the Investment Adviser’s quantitative style of funds management emphasizes two building blocks of active management: portfolio construction and efficient implementation.

Step 1: Portfolio Construction

     A proprietary risk model, which attempts to identify and measure the comparative risks between equity investments as accurately as possible, is used by the Investment Adviser. In this process, the Investment Adviser seeks to manage risk by overweighting stocks with positive characteristics identified in the risk model and underweighting stocks with negative characteristics relative to their benchmark weights, while maintaining other characteristics such as size and sector weights close to the benchmark. A computer optimizer evaluates many different security combinations (considering many possible weightings) in an effort to construct the most efficient risk/return portfolio given the Fund’s equity benchmark.

Step 2: Efficient Implementation

     The equity portfolio management team considers transaction costs at each step of the investment process. The team incorporates expected portfolio turnover when assigning weights to the variables of its multifactor model. The team also factors expected execution costs into portfolio construction and evaluates multiple trading options. The team then selects the trading strategy it believes will minimize the total transaction costs to the Fund.

II.	Portfolio Managers

     The persons listed on pages 44 through 46 of the Prospectus as portfolio managers of the Fund are replaced by the following persons as the Fund’s equity portfolio managers.

Quantitative Equity Team

•	A stable and growing team supported by an extensive internal staff

•	Access to the research ideas of Goldman Sachs’ renowned Global Investment Research Department

•	More than $80 billion in equities currently under management including $48 billion in U.S. equities

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Don Mulvihill Managing Director	Senior Portfolio Manager – Balanced	Since 2006	Mr. Mulvihill joined the Investment Adviser in 1985 as a portfolio manager. In 1991 he joined the Fixed Income team in London as a portfolio manager, and in 1992 he became President of Goldman Sachs Asset Management, Japan. Mr. Mulvihill joined the Quantitative Equity team in 1999.
Robert C. Jones Chief Investment Officer Managing Director	Senior Portfolio Manager – Balanced	Since 2006	Mr. Jones joined the Investment Adviser as a portfolio manager in 1989.

     Don Mulvihill is the Senior Portfolio Manager responsible for taxable portfolios, and is responsible for the Fund’s portfolio management process, including setting research priorities and client contact. Robert C. Jones serves as Chair of the Quantitative Equity (“QE”) Investment Policy Committee, which oversees portfolio management process. The computer optimizer constructs the portfolio and no one person on the team has a subjective override of the computer optimizer process.

III.	Fund Fees and Expenses

     The following information replaces the corresponding information on pages 36 and 38 to 39 under “Fund Fees and Expenses” (Institutional Shares) as it relates to the Fund:

Fund Fees and Expenses (Institutional Shares)

     This table describes the fees and expenses that you would pay if you buy and hold Institutional Shares of the Fund.

Balanced Fund

Shareholder Fees (Fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets):[1]
Management Fees[1]	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses[2]*	0.26%

Total Fund Operating Expenses*	0.91%

See pages 38-39 for all other footnotes

*	The “Management Fees”, “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the Fund are as set forth below. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

Balanced Fund

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)[1]
Management Fees[1]	0.55%
Distribution and Service (12b-1) Fees	None
Other Expenses[2]	0.10%

Total Fund Operating Expenses (after current waivers and expense limitations)	0.65%

     Footnote 1 on page 38 is supplemented with the following:

     Effective May 1, 2006, the Investment Adviser has voluntarily agreed to waive a portion of its management fees equal to 0.10% of the Balanced Fund’s average daily net assets.

     The Balanced Fund information on page 38 is replaced by the following:

	Management Fee	Average Daily
Fund	Annual Rate*	Net Assets

Balanced	0.65%	First $1 Billion
	0.59%	Next $1 Billion
	0.56%	Over $2 Billion

*	Effective May 1, 2006, the Investment Adviser has voluntarily agreed to waive a portion of its management fees equal to 0.10% of the Balanced Fund’s average daily net assets.

Management Fees

     The Balanced Fund information on pages 42 and 43 is replaced by the following:

     As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of the Fund’s average daily net assets):

Actual Rate
For the Fiscal
	Contractual	Average Daily	Year Ended
Fund	Rate**	Net Assets	August 31, 2005

Balanced	0.65%	First $1 Billion	0.65%
	0.59%	Next $1 Billion
	0.56%	Over $2 Billion

**	Effective May 1, 2006, the Investment Adviser has voluntarily agreed to waive a portion of its management fees equal to 0.10% of the Balanced Fund’s average daily net assets.

BALSTCKINST 5-06

Goldman Sachs Trust

Goldman Sachs Domestic Equity Funds Prospectus

Goldman Sachs Balanced Fund

(Service Shares)

Supplement Dated May 1, 2006 to the

Prospectus Dated December 29, 2005

     The Prospectus is amended by this Supplement to reflect: (1) a change in the management of the equity investments of the Goldman Sachs Balanced Fund (the “Fund”); (2) a change in the portfolio managers for the Fund’s equity investments; and (3) a voluntary waiver of a portion of the management fee by the Investment Adviser effective May 1, 2006, equal to 0.10% of the Fund’s average daily net assets. This fee waiver may be modified or terminated at any time at the option of the Investment Adviser.

I. Management Change

     The following information replaces the information under “Principal Investment Strategies — Equity Investments” on page 4 of the Prospectus:

     The Fund invests, under normal circumstances; between 45% and 65% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments. Generally, the Fund will make equity investments in large-cap U.S. issuers (including foreign issuers that are traded in the United States) with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of the S&P 500 at the time of investment. Normally, the Fund will seek to hold certain of the higher dividend paying stocks within respective industries and sectors while still maintaining industry and sector weights that are similar to those of the S&P 500 index. The Investment Adviser will use proprietary quantitative techniques, including a risk model, and a transactions cost model, in managing the Fund’s equity investments.

     For the Fund, the Investment Adviser’s quantitative style of funds management emphasizes two building blocks of active management: portfolio construction and efficient implementation.

Step 1: Portfolio Construction

     A proprietary risk model, which attempts to identify and measure the comparative risks between equity investments as accurately as possible, is used by the Investment Adviser. In this process, the Investment Adviser seeks to manage risk by overweighting stocks with positive characteristics identified in the risk model and underweighting stocks with negative characteristics relative to their benchmark weights, while maintaining other characteristics such as size and sector weights close to the benchmark. A computer optimizer evaluates many different security combinations (considering many possible weightings) in an effort to construct the most efficient risk/return portfolio given the Fund’s equity benchmark.

Step 2: Efficient Implementation

     The equity portfolio management team considers transaction costs at each step of the investment process. The team incorporates expected portfolio turnover when assigning weights to the variables of its multifactor model. The team also factors expected execution costs into portfolio construction and evaluates multiple trading options. The team then selects the trading strategy it believes will minimize the total transaction costs to the Fund.

II. Portfolio Managers

     The persons listed on pages 44 through 47 of the Prospectus as portfolio managers of the Fund are replaced by the following persons as the Fund’s portfolio managers.

     Quantitative Equity Team

•	A stable and growing team supported by an extensive internal staff

•	Access to the research ideas of Goldman Sachs’ renowned Global Investment Research Department

•	More than $80 billion in equities currently under management including $48 billion in U.S. equities

•	Proprietary research on quantitative models and tax-advantaged strategies

Quantitative Equity Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Don Mulvihill Managing Director	Senior Portfolio Manager — Balanced	Since 2006	Mr. Mulvihill joined the Investment Adviser in 1985 as a portfolio manager. In 1991 he joined the Fixed Income team in London as a portfolio manager, and in 1992 he became President of Goldman Sachs Asset Management, Japan. Mr. Mulvihill joined the Quantitative Equity team in 1999.

Robert C. Jones Chief Investment Officer Managing Director	Senior Portfolio Manager — Balanced	Since 2006	Mr. Jones joined the Investment Adviser as a portfolio manager in 1989.

Don Mulvihill is the Senior Portfolio Manager responsible for taxable portfolios, and is responsible for the Fund’s portfolio management process, including setting research priorities and client contact. Robert C. Jones serves as Chair of the Quantitative Equity (“QE”) Investment Policy Committee, which oversees portfolio management process. The computer optimizer constructs the portfolio and no one person on the team has a subjective override of the computer optimizer process.

III. Fund Fees and Expenses

     The following information replaces the corresponding information on pages 36 and 38 to 39 under “Fund Fees and Expenses” (Service Shares) as it relates to the Fund:

Fund Fees and Expenses (Service Shares)

     This table describes the fees and expenses that you would pay if you buy and hold Service Shares of the Fund.

Balanced Fund

Shareholder Fees

(Fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets):[1]
Management Fees[1]	0.65%
Other Expenses*	0.76%
Service Fees[2]	0.25%
Shareholder Administration Fees	0.25%
All Other Expenses[3]	0.26%

Total Fund Operating Expenses[1]*	1.41%

See pages 38-39 for all other footnotes

*	The “Management Fees”, “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the Fund are as set forth below. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

Balanced Fund

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)[1]
Management Fees[1]	0.55%
Other Expenses	0.60%
Service Fees[2]	0.25%
Shareholder Administration Fees	0.25%
All Other Expenses[3]	0.10%

Total Fund Operating Expenses (after current waivers and expense Limitations)	1.15%

Footnote 1 on page 38 is supplemented with the following:

     Effective May 1, 2006, the Investment Adviser has voluntarily agreed to waive a portion of its management fees equal to 0.10% of the Balanced Fund’s average daily net assets.

     The Balanced Fund information on page 38 is replaced by the following:

	Management Fee	Average Daily
Fund	Annual Rate**	Net Assets

Balanced	0.65%	First $1 Billion
	0.59%	Next $1 Billion
	0.56%	Over $2 Billion

**	Effective May 1, 2006, the Investment Adviser has voluntarily agreed to waive a portion of its management fees equal to 0.10% of the Balanced Fund’s average daily net assets.

Prior to the fee reduction commitment described above, the management fee for the Balanced Fund as an annual percentage rate of average daily net assets was 0.65%.

Management Fees

The Balanced Fund information on pages 42 and 43 is replaced by the following:

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of the Fund’s average daily net assets):

Actual Rate
For the Fiscal
	Contractual	Average Daily	Year Ended
Fund	Rate*	Net Assets	August 31, 2005

Balanced	0.65%	First $1 Billion	0.65%
	0.59%	Next $1 Billion
	0.56%	Over $2 Billion

*	Effective May 1, 2006, the Investment Adviser has voluntarily agreed to waive a portion of its management fees equal to 0.10% of the Balanced Fund’s average daily net assets.

Goldman Sachs Trust

Equity Portfolios

Goldman Sachs Balanced Fund

Supplement Dated May 1, 2006 to the

Statement of Additional Information Dated December 29, 2005

     Effective May 1, 2006 the portfolio managers for the equity portion of the Balanced Fund changed and the Investment Adviser implemented a voluntary 0.10% management fee reduction for the Fund. As a result of these changes, the Additional Statement is revised as set forth below.

INVESTMENT OBJECTIVES AND POLICIES

General Information Regarding the Funds

Value Style Funds.

     The first two sentences on page B-3 are deleted and replaced by the following:

     The Growth and Income, Mid Cap Value, Small Cap Value, Large Cap Value Funds and a portion of the Research Select Fund are managed using a value oriented approach. (The Research Select Fund utilizes a blend of value and growth investment styles. “See Growth Style Funds” below.)

Quantitative Style Funds.

     The disclosure on pages B-4 and B-5 is supplemented with the following:

     The equity portion of the Balanced Fund is managed using quantitative techniques. The investment process and the model used to implement it, as described in the Additional Statement, are utilized in the management of the equity portion of the Balanced Fund.

Additional Information About the Balanced Fund

     The first paragraph on page B-6 is deleted and replaced with the following:

     The investment objective of the Balanced Fund is to provide long-term growth of capital and current income. The Fund seeks growth of capital primarily through investments in equity investments. The Fund seeks to provide current income through investment in fixed-income securities (bonds) and high dividend-paying stocks.

MANAGEMENT SERVICES

     The following statement is added following the chart on page B-62:

     Effective May 1, 2006, the Investment Adviser will voluntarily waive a portion of its management fee for the Balanced Fund equal to 0.10% of average daily net assets.

Portfolio Managers — Other Accounts Managed by the Portfolio Managers

     The following individuals and the information related thereto on page B-66 are deleted from “Balanced Fund”:

Eileen Rominger

Steven M. Barry
Gregory H. Ekizian, CFA
David G. Shell, CFA

The following information is added to “Balanced Fund”:

	Number of Other Accounts Managed and Total Assets by Account Type*

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts

	Number of	Assets	Number of	Assets	Number of	Assets
Name of Portfolio Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed

Robert Jones	52	$13,399 mm	18	$10,450 mm	559	$61,701 mm

Don Mulvihill	3	$186 mm	None	None	269	$2,172 mm

Number of Accounts and Total Assets for Which
	Advisory Fee is Performance Based					Performance Based*

Registered Investment
	Companies		Other Pooled Investment Vehicles			Other Accounts

	Number of	Assets	Number of	Assets	Number of	Number of	Assets
Name of Portfolio Manager	Accounts	Managed	Accounts	Managed	Accounts	Accounts	Managed

Robert Jones	None	None	1	$105 mm	39	None	None

Don Mulvihill	None	None	None	None	None	None	None

Portfolio Managers — Compensation, B-72.

The following information is added to the Additional Statement:

     Quantitative Equity Team Base Salary and Performance Bonus. The Investment Adviser and its Quantitative Equity Team’s (the “QE Team”) compensation packages for its portfolio managers are comprised of a base salary and performance bonus. The performance bonus is a function of each portfolio manager’s individual performance; his or her contribution to the overall performance of QE Team strategies; and annual revenues in the investment strategy which in part is derived from advisory fees and, for certain accounts, performance based fees.

     The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the Team’s pre-tax performance exceeded performance benchmarks over a one, three and five year period; (2) whether the portfolio manager managed portfolios within a defined range around a targeted tracking error and risk budget; (3) consistency of performance across accounts with similar profiles; and (4) communication with other portfolio managers within the research process. In addition, the other factors that are also considered when the amount of performance bonus is determined: (1) whether the Team performed consistently with objectives and client commitments; (2) whether the Team achieved top tier rankings and ratings; and (3) whether the Team managed all similarly mandated accounts in a consistent manner. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations.

     The QE Team’s decision may also be influenced by the following: the performance of the Investment Adviser and anticipated compensation levels among competitive firms.

     The benchmark for the equity portion of the Balanced Fund is the S&P 500 Index.

     References to the Balanced Fund in the “Value Team” and “Growth Team” sections are hereby deleted.

Portfolio Mangers — Portfolio Mangers’ Ownership of Securities in the Funds They Manage

     The following shows the portfolio managers’ ownership of securities in the Balanced Fund and replaces the corresponding table in the Additional Statement:

Dollar Range of Equity Securities
Name of Portfolio	Beneficially Owned by Portfolio Manager

Balanced Fund*

Don Mulvihill	Balanced Fund: $0

Robert Jones	Balanced Fund: $0

Jonathan A. Beinner	Balanced Fund: $0

James B. Clark	Balanced Fund: $0

*	This information is as of December 31, 2005.

BALSTCKSAI 5-06